REVISION TO PRIOR-YEAR COMPARATIVES	12 Months Ended
Dec. 31, 2017
Revision to prior-year comparatives [Abstract]
Revision to prior year comparatives [text block]
5. Revision to prior-year comparatives
In the first quarter of 2017, the Company identified an immaterial error relating to depletion of its New Afton mining interest for the year ended December 31, 2016 resulting in a reduction in 2016 net earnings of $9.7 million.

The quarterly impact on the comparative consolidated income statement is outlined in the table below. The resulting overstatement of the mining interests balance of $15.4 million, overstatement of deferred tax liability of $5.3 million, and understatement of inventories totalling $0.4 million as at December 31, 2016 has been revised in the comparative consolidated statements of financial position and changes in equity, and the associated notes to the consolidated financial statements. There has been no change to the cash flows from operating, investing, and financing activities in the comparative consolidated statements of cash flow.

	Three months ended	Three months ended	Three months ended	Three months ended	Year ended
(in millions of U.S. dollars)	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	December 31, 2016
Impact on net earnings (Loss)
Net earnings (loss) before revision	26.8	(8.8)	5.1	(19.9)	2.7
Revision to depreciation and depletion	(3.4)	(4.1)	(3.4)	(4.1)	(15.0)
Revision to income tax recovery (expense)	2.2	(1.0)	2.4	1.7	5.3
Revision to net earnings (loss)	(1.2)	(5.1)	(1.0)	(2.4)	(9.7)
Revised net earnings (loss)	25.6	(13.9)	4.1	(22.3)	(7.0)
Basic weighted average number of shares outstanding (in millions)	509.6	511.2	513.0	513.3	511.8
Dilution of securities:
Stock options	1.1	-	2.8	-	-
Diluted weighted average number of shares outstanding (in millions)	510.7	511.2	515.8	513.3	511.8
Net earnings (loss) per share before revision:
Basic	0.05	(0.02)	0.01	(0.04)	0.01
Diluted(1)	0.05	(0.02)	0.01	(0.04)	0.01
Impact of revision to net earnings (loss) per share:
Basic	-	(0.01)	-	-	(0.02)
Diluted(1)	-	(0.01)	-	-	(0.02)
Revised net earnings (loss) per share:
Basic	0.05	(0.03)	0.01	(0.04)	(0.01)
Diluted(1)	0.05	(0.03)	0.01	(0.04)	(0.01)
1.
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.